INVESTMENT PROPERTIES - Key Valuation Metrics for Investment Properties (Details) - Commercial properties - property	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discounted cash flow | Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	7.00%
Terminal capitalization rate	5.60%	5.60%
Investment horizon (years)	11 years	11 years
Discounted cash flow | Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.10%	7.10%
Terminal capitalization rate	5.40%	5.40%
Investment horizon (years)	10 years	10 years
Discounted cash flow | LP Investments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.50%	9.60%
Terminal capitalization rate	5.90%	6.70%
Investment horizon (years)	8 years	8 years
Discounted cash flow | Premier office and mixed-use complexes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.80%	6.70%
Number of properties	16	16
Discounted cash flow | Core premier retail centers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.20%	6.20%
Number of properties	19	19
Income approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Implied capitalization rate	4.70%	4.90%